Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Acquisition costs
Change in foreign exchange rate	$ 3,828	$ (3,759)
Exploration and Evaluation Assets | Thacker Pass
Acquisition costs
Total exploration and evaluation assets, beginning balance	2,104	1,447
Additions	1,436	706
Write offs		(49)
Total exploration and evaluation assets, ending balance	$ 3,540	$ 2,104